Annual Fund Operating Expenses - DWS CROCI International Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.13%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.88%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.79%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.88%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.88%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.40%, 0.48%, 0.23%, 0.32% and 0.35% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.